Financial Assets and Liabilities - Effects of derivatives designated as hedging instruments on consolidated financial statements (Details) - Foreign Exchange Forward Contracts - Designated as Hedging Instrument - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Hedge
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gains (losses) recognized into general and administrative - ineffective portion	$ (159)	$ 24	$ 12
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	3,048	(8,369)	(4,387)
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(13,663)	(9,908)	3,954
Change in fair value used for measuring ineffectiveness:	2,889	(8,345)	(4,375)
Cash Flow Hedge | Cost of revenues
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(807)	(713)	134
Cash Flow Hedge | Research and development
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(9,647)	(6,935)	2,532
Cash Flow Hedge | Marketing and sales
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(273)	(194)	112
Cash Flow Hedge | General and administrative
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(2,936)	(2,066)	1,176
Hedged item - highly probable forecast purchases
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Change in fair value used for measuring ineffectiveness:	$ 3,048	$ (8,369)	$ (4,387)